SUPPLEMENT DATED DECEMBER 10, 2007

TO PROSPECTUS DATED MAY 1, 2007

FOR SUN LIFE FINANCIAL MASTERS® CHOICE, SUN LIFE FINANCIAL MASTERS® FLEX,
and SUN LIFE FINANCIAL MASTERS® EXTRA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

On or about December 17, 2007, the above-captioned prospectuses are amended to add new investment options available to Contract Owners who purchase their Contract through their Huntington Bank representative.

The following new investment options will be added to the above-captioned prospectuses on or about December 17, 2007. As a result, the list of the available investment options appearing on the cover page of each prospectus is supplemented by the addition of the following investment options and corresponding investment management disclosures:

Large-Cap Equity Funds	Mid-Cap Equity Funds
Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund
Huntington VA Growth Fund	Huntington VA New Economy Fund
Huntington VA Income Equity Fund	Small-Cap Equity Funds
Huntington VA Macro 100 Fund	Huntington VA Situs Fund*
International/Global Equity Funds	Intermediate-Term Bond Funds
Huntington VA International Equity Fund	Huntington VA Mortgage Securities Fund
Huntington VA Rotating Markets Fund

*Name change effective January 22, 2008. Formerly known as Huntington VA Situs Small Cap Fund.

Huntington Asset Advisors, Inc., advises the Huntington VA Funds: Huntington VA Macro 100 Fund (sub-advised by Laffer Investments Inc.)

On or about March 10, 2008, the above-captioned prospectuses are amended to add the following additional new investment options.

The following new investment options will be added to the above-captioned prospectuses on or about March 10, 2008. As a result, the list of the available investment options appearing on the cover page of each prospectus is supplemented by the addition of the following investment options and corresponding investment management disclosures:

Large-Cap Equity Funds	Asset Allocation Funds
AllianceBernstein VPS Wealth Appreciation Strategy	AllianceBernstein VPS Balanced Wealth Strategy
Portfolio, Class B	Portfolio, Class B
Fidelity® VIP Contrafund Portfolio - Service Class 2	Franklin Templeton Founding Funds Allocation
SCSM Lord Abbett Growth & Income Fund - I Class*	Fund, Class 2
SCSM Lord Abbett Growth & Income Fund - S Class	Van Kampen UIF Equity & Income Fund II
Mid-Cap Equity Funds	Emerging Markets Equity Funds
SCSM Blue Chip Mid Cap Fund - S Class	Lazard Retirement Emerging Markets Portfolio
SCSM Goldman Sachs Mid Cap Value Fund - I Class*	Short-Term Bond Funds
SCSM Goldman Sachs Mid Cap Value Fund - S Class	SCSM Goldman Sachs Short Duration Fund - I Class*
Van Kampen UIF Mid Cap Growth Fund II	SCSM Goldman Sachs Short Duration Fund - S Class
Van Kampen UIF US Mid Cap Value Fund II	High Yield Bond Funds
International/Global Equity Funds	SCSM PIMCO High Yield Fund - S Class
AllianceBernstein VPS International Growth Portfolio,	Money Market Funds
Class B	Sun Capital Money Market Fund - S Class
AllianceBernstein VPS International Value Portfolio,
Class B
 -----------------------------------------------
* Available only to Contract Owners who purchased their Contract prior to March 10, 2008.

AllianceBernstein L.P. advises the AllianceBernstein VPS Portfolios. Fidelity® Management & Research Company advises the Fidelity VIP Contrafund Portfolio (with Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited serving as sub-advisers). Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds (with the following advising the underlying portfolios of the fund: Advisers advising the Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund). Lazard Asset Management LLC advises the Lazard Retirement Portfolio. Morgan Stanley Investment Management Inc. advises the Van Kampen UIF Funds. Sun Capital Advisers LLC, our affiliate, advises the Sun Capital Funds; SCSM Lord Abbett Growth & Income Fund (sub-advised by Lord, Abbett & Co. LLC), SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund (sub-advised by Goldman Sachs Asset Management, L.P.), SCSM PIMCO High Yield Fund (sub-advised by Pacific Investment Management Company LLC) and the SCSM Blue Chip Mid Cap Fund (sub-advised by Wellington Management Company, LLP).

The following Funds are not available for investment in Contracts issued on or after March 10, 2008:

Lord Abbett Series Fund Growth & Income Portfolio - Class VC
Lord Abbett Series Fund Mid-Cap Value Portfolio - Class VC
MFS®/ Sun Life High Yield Series - S Class
MFS®/ Sun Life Money Market Series - S Class
PIMCO VIT All Asset Portfolio
PIMCO VIT Low Duration Portfolio
Templeton Foreign Securities Fund - Class 2
Templeton Developing Markets Securities Fund - Class 2

On or about December 17, 2007, Appendix I - Build Your Portfolio is deleted in its entirety and replaced with the following for the period from December 17, 2007 to March 10, 2008:

APPENDIX I - BUILD YOUR PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the "build your portfolio" program. This program is more fully described under "BUILD YOUR PORTFOLIO" in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the "Designated Funds" requirement under certain optional living benefit riders.

Cash and Short-Term Bond Funds	Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
15% to 60%	10% to 40%	20% to 50%	0% to 30%	0% to 10%

MFS®/Sun Life Money Market Series	PIMCO VIT Total Return Portfolio	Franklin Income Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
PIMCO VIT Low Duration Portfolio	Sun Capital Investment Grade Bond Fund®	Oppenheimer Balanced Fund/VA	SCSM Oppenheimer Main Street Small Cap Fund	MFS®/Sun Life High Yield Series
Sun Capital Money Market Fund®[3]	MFS®/Sun Life Government Securities Series	Fidelity® VIP Balanced Portfolio	MFS®/Sun Life Emerging Growth Series[2]	PIMCO VIT Emerging Markets Bond Portfolio
	MFS®/Sun Life Bond Series	Lord Abbett Series Fund All Value Portfolio	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Real Estate Fund®
	PIMCO VIT Real Return Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Sun Capital® All Cap Fund	PIMCO VIT All Asset Portfolio
	Huntington VA Mortgage Securities Fund[5]	MFS®/Sun Life Value Series	Lord Abbett Series Fund Growth Opportunities Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio
		MFS®/Sun Life Total Return Series	Oppenheimer Main St. Small Cap Fund/VA2	Templeton Developing Markets Securities Fund
		Van Kampen LIT Comstock II	MFS®/Sun Life New Discovery Series[2]	MFS®/Sun Life Emerging Markets Equity Series[2]
		Mutual Shares Securities Fund	MFS®/Sun Life Strategic Growth Series[2]	MFS®/Sun Life Strategic Income Series[1]
		Lord Abbett Series Fund Mid-Cap Value Portfolio	MFS®/Sun Life Mass Investors Growth Stock Series[2]	Huntington VA Rotating Markets Fund[5]
		MFS®/Sun Life Utilities Series	MFS®/Sun Life International Value Series
		MFS®/Sun Life Capital Opportunities Series[2]	Templeton Foreign Securities Fund
		MFS®/Sun Life Mass Investors Trust Series[2]	MFS®/Sun Life Research International Series
		MFS®/Sun Life Research Series[2]	Templeton Growth Securities Fund

        Huntington 12/07

Cash and Short-Term Bond Funds	Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
15% to 60%	10% to 40%	20% to 50%	0% to 30%	0% to 10%

		MFS®/Sun Life Core Equity Series	First Eagle Overseas Variable Fund
		SCSM Davis Venture Value Fund	Oppenheimer Global Securities Fund/VA
		Oppenheimer Main St. Fund®/VA	Columbia Marsico International Opportunities Fund, Variable Series
		Fidelity® VIP Freedom 2010 Portfolio	Fidelity® VIP Mid Cap Portfolio
		Fidelity® VIP Freedom 2015 Portfolio	Wanger U.S. Smaller Companies[3]
		Fidelity® VIP Freedom 2020 Portfolio	Wanger Select, Variable Series[3]
		MFS®/Sun Life Strategic Value Series[1]	Columbia Small Cap Value[3]
		MFS®/Sun Life Mid Cap Value Series[1]	MFS®/Sun Life International Growth Series
		Huntington VA Dividend Capture Fund[5]	SCSM FI Large Cap Growth Fund
		Huntington VA Income Equity Fund[5]	Columbia Marsico Growth Fund, Variable Series[4]
Columbia Marsico 21st Century Fund, Variable Series[4]
MFS®/Sun Life Capital Appreciation Series[1]
MFS®/Sun Life Mid Cap Growth Series[1]
MFS®/Sun Life Global Growth Series[1]
Huntington VA Growth Fund[5]
Huntington VA Marco 100 Fund[5]
Huntington VA Mid Corp America Fund[5]
Huntington VA New Economy Fund[5]
Huntington VA International Equity Fund[5]
Huntington VA Situs Fund[5]

1 Only available if you purchased your Contract before February 2, 2004.
2 Only available if you purchased your Contract before March 5, 2007.
3 Only available if you purchased your Contract through a Bank of America representative before April 22, 2007.
4 Only B Class shares available if you purchased your Contract on or after March 5, 2007.  Only A Class shares available if you purchased your Contract through a Bank of America representative before March 5, 2007.
5Only available if you purchased your Contract through a Huntington Bank representative.

        Huntington 12/07

On or about March 10, 2008, Appendix I - Build Your Portfolio is deleted in its entirety and replaced with the following:

APPENDIX I - BUILD YOUR PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the "build your portfolio" program. This program is more fully described under "BUILD YOUR PORTFOLIO" in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the "Designated Funds" requirement under certain optional living benefit riders.

Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 60%	20% to 50%	0% to 30%	0% to 10%

PIMCO VIT Total Return Portfolio	Franklin Income Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
Sun Capital Investment Grade Bond Fund®	Oppenheimer Balanced Fund/VA	SCSM Oppenheimer Main Street Small Cap Fund	MFS®/Sun Life High Yield Series[6]
MFS®/Sun Life Government Securities Series	Fidelity® VIP Balanced Portfolio	MFS®/Sun Life Emerging Growth Series[2]	PIMCO VIT Emerging Markets Bond Portfolio
MFS®/Sun Life Bond Series	Lord Abbett Series Fund All Value Portfolio	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Real Estate Fund®
PIMCO VIT Real Return Portfolio	Lord Abbett Series Fund Growth & Income Portfolio[6]	Sun Capital® All Cap Fund	PIMCO VIT All Asset Portfolio[6]
Huntington VA Mortgage Securities Fund[5]	MFS®/Sun Life Value Series	Lord Abbett Series Fund Growth Opportunities Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio
MFS®/Sun Life Money Market Series[6]	MFS®/Sun Life Total Return Series	Oppenheimer Main St. Small Cap Fund/VA2	Templeton Developing Markets Securities Fund[6]
PIMCO VIT Low Duration Portfolio[6]	Van Kampen LIT Comstock II	MFS®/Sun Life New Discovery Series[2]	MFS®/Sun Life Emerging Markets Equity Series[2]
Sun Capital Money Market Fund®	Mutual Shares Securities Fund	MFS®/Sun Life Strategic Growth Series[2]	MFS®/Sun Life Strategic Income Series[1]
SCSM Goldman Sachs Short Duration Fund	Lord Abbett Series Fund Mid-Cap Value Portfolio[6]	MFS®/Sun Life Mass Investors Growth Stock Series[2]	SCSM PIMCO High Yield Fund
	MFS®/Sun Life Utilities Series	MFS®/Sun Life International Value Series	Lazard Retirement Emerging Markets Series
	MFS®/Sun Life Capital Opportunities Series[2]	Templeton Foreign Securities Fund[6]	Huntington VA Rotating Markets Fund[5]
	MFS®/Sun Life Mass Investors Trust Series[2]	MFS®/Sun Life Research International Series
	MFS®/Sun Life Research Series[2]	Templeton Growth Securities Fund
	MFS®/Sun Life Core Equity Series	First Eagle Overseas Variable Fund
	SCSM Davis Venture Value Fund	Oppenheimer Global Securities Fund/VA
	Oppenheimer Main St. Fund®/VA	Columbia Marsico International Opportunities Fund, Variable Series
	Fidelity® VIP Freedom 2010 Portfolio	Fidelity® VIP Mid Cap Portfolio
	Fidelity® VIP Freedom 2015 Portfolio	Wanger U.S. Smaller Companies[3]
	Fidelity® VIP Freedom 2020 Portfolio	Wanger Select, Variable Series[3]
	MFS®/Sun Life Strategic Value Series[1]	Columbia Small Cap Value[3]
	MFS®/Sun Life Mid Cap Value Series[1]	MFS®/Sun Life International Growth Series
	Huntington VA Dividend Capture Fund[5]	SCSM FI Large Cap Growth Fund
	Huntington VA Income Equity Fund[5]	Columbia Marsico Growth Fund, Variable Series[4]
	SCSM Lord Abbett Growth & Income Fund	Columbia Marsico 21st Century Fund, Variable Series[4]
	SCSM Goldman Sachs Mid Cap Value Fund	MFS®/Sun Life Capital Appreciation Series[1]
	AllianceBernstein VPS Balanced Wealth Appreciation Strategy Portfolio	MFS®/Sun Life Mid Cap Growth Series[1]

        Huntington 12/07

Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 60%	20% to 50%	0% to 30%	0% to 10%

	AllianceBernstein VPS Balanced Wealth Strategy Portfolio	MFS®/Sun Life Global Growth Series[1]
	Franklin Templeton Founding Funds Allocation Fund	Huntington VA Growth Fund[5]
	Van Kampen UIF Equity & Income II Fund	Huntington VA Marco 100 Fund[5]
Huntington VA Mid Corp America Fund[5]
Huntington VA New Economy Fund[5]
Huntington VA International Equity Fund[5]
Huntington VA Situs Fund[5]
SCSM Blue Chip Mid Cap fund
Van Kampen UIF Mid Cap Growth II Fund
Van Kampen UIF Mid Cap Value II Fund
AllianceBernstein International Growth Portfolio
AllianceBernstein VPS International Value Portfolio
Fidelity® VIP Contrafund

1 Only available if you purchased your Contract before February 2, 2004.
2 Only available if you purchased your Contract before March 5, 2007.
3 Only available if you purchased your Contract through a Bank of America representative before April 22, 2007.
4 Only B Class shares available if you purchased your Contract on or after March 5, 2007.  Only A Class shares available if you purchased your Contract through a Bank of America representative before March 5, 2007.
5Only available if you purchased your Contract through a Huntington Bank representative.
6Only available if you purchased your Contract before March 10, 2008.

Please retain this supplement with your prospectus for future reference.

        Huntington 12/07